T. ROWE PRICE NEW AMERICA GROWTH FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.6%
COMMUNICATION SERVICES 14.9%
Entertainment 2.0%
Live Nation Entertainment (1)	446,915	28,397
Netflix (1)	164,400	58,619
Walt Disney	104,200	11,569
		98,585
Interactive Media & Services 8.4%
Alphabet, Class C (1)	239,952	281,538
Facebook, Class A (1)	838,241	139,726
		421,264
Media 2.9%
Altice USA, Class A	1,535,025	32,972
Comcast, Class A	1,329,700	53,161
DISH Network, Class A (1)	944,700	29,938
Liberty Media - Liberty SiriusXM, Class C (1)	837,766	32,036
		148,107
Wireless Telecommunication Services 1.6%
T-Mobile US (1)	1,129,993	78,083
		78,083
Total Communication Services		746,039
CONSUMER DISCRETIONARY 10.4%
Hotels, Restaurants & Leisure 2.8%
Galaxy Entertainment Group (HKD)	2,737,000	18,653
Marriott International, Class A	251,184	31,420
McDonald's	197,940	37,589
MGM Resorts International	998,633	25,625
Yum! Brands	292,600	29,204
		142,491

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Household Durables 0.6%
Gree Electric Appliances of Zhuhai (CNH)	3,989,552	28,014
		28,014
Internet & Direct Marketing Retail 6.2%
Alibaba Group Holding, ADR (1)	186,300	33,990
Amazon. com (1)	154,921	275,876
		309,866
Specialty Retail 0.8%
Ross Stores	455,100	42,370
		42,370
Total Consumer Discretionary		522,741
CONSUMER STAPLES 2.5%
Beverages 0.9%
PepsiCo	346,043	42,407
		42,407
Household Products 0.5%
Kimberly-Clark	202,434	25,082
		25,082
Tobacco 1.1%
Altria Group	959,150	55,084
		55,084
Total Consumer Staples		122,573
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
EOG Resources	387,150	36,849
Total Energy		36,849
FINANCIALS 3.1%
Capital Markets 2.6%
Cboe Global Markets	273,057	26,061
Charles Schwab	660,500	28,243
MarketAxess Holdings	130,618	32,142
Nasdaq	330,338	28,901

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
TD Ameritrade Holding	301,378	15,066
		130,413
Consumer Finance 0.5%
SLM	2,457,916	24,358
		24,358
Total Financials		154,771
HEALTH CARE 14.6%
Biotechnology 1.0%
Argenx, ADR (1)	89,921	11,226
Regeneron Pharmaceuticals (1)	94,500	38,803
		50,029
Health Care Equipment & Supplies 5.0%
Becton Dickinson & Company	430,508	107,511
Cooper	231,536	68,574
DexCom (1)	262,100	31,216
Intuitive Surgical (1)	70,258	40,088
		247,389
Health Care Providers & Services 5.9%
Anthem	117,600	33,749
Cigna	237,178	38,143
HCA Healthcare	915,611	119,377
UnitedHealth Group	429,000	106,075
		297,344
Health Care Technology 0.8%
Teladoc Health (1)	697,800	38,798
		38,798
Pharmaceuticals 1.9%
Elanco Animal Health (1)	857,465	27,499
Eli Lilly	322,100	41,796
Pfizer	654,400	27,792
		97,087
Total Health Care		730,647

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 11.7%
Aerospace & Defense 4.4%
Boeing	264,625	100,933
Northrop Grumman	325,577	87,776
Spirit AeroSystems Holdings, Class A	339,900	31,111
		219,820
Building Products 1.9%
Allegion	338,000	30,660
Fortune Brands Home & Security	1,405,737	66,927
		97,587
Industrial Conglomerates 1.6%
Honeywell International	238,491	37,901
Roper Technologies	118,200	40,421
		78,322
Machinery 1.5%
Middleby (1)	182,724	23,760
PACCAR	776,144	52,886
		76,646
Professional Services 1.1%
Equifax	453,905	53,788
		53,788
Road & Rail 1.2%
JB Hunt Transport Services	351,200	35,573
Kansas City Southern	226,598	26,281
		61,854
Total Industrials & Business Services		588,017
INFORMATION TECHNOLOGY 32.9%
Electronic Equipment, Instruments & Components 0.4%
Hexagon, B Shares (SEK)	393,318	20,556
		20,556
IT Services 13.0%
Black Knight (1)	458,151	24,969

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Booz Allen Hamilton Holding	610,000	35,465
EPAM Systems (1)	163,507	27,654
Fidelity National Information Services	286,525	32,406
FleetCor Technologies (1)	534,200	131,728
Mastercard, Class A	626,690	147,554
PayPal Holdings (1)	894,900	92,927
StoneCo, Class A (1)	253,351	10,415
Visa, Class A	930,403	145,320
		648,438
Semiconductors & Semiconductor Equipment 5.0%
ASML Holding	158,100	29,731
Maxim Integrated Products	886,817	47,152
NVIDIA	266,800	47,906
Texas Instruments	1,180,512	125,217
		250,006
Software 12.1%
Ceridian HCM Holding (1)	898,889	46,113
Intuit	79,475	20,775
Microsoft	2,146,390	253,145
salesforce. com (1)	107,059	16,955
Splunk (1)	626,019	78,002
SS&C Technologies Holdings	420,816	26,802
Symantec	3,837,354	88,221
Tableau Software, Class A (1)	147,570	18,783
VMware, Class A	317,275	57,271
		606,067
Technology Hardware, Storage & Peripherals 2.4%
Apple	642,825	122,105
		122,105
Total Information Technology		1,647,172
MATERIALS 0.6%

Chemicals 0.6%
Sherwin-Williams	68,100	29,331
Total Materials		29,331

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 0.9%
Equity Real Estate Investment Trusts 0.9%
JBG SMITH Properties, REIT	373,600	15,448
MGM Growth Properties, Class A, REIT	854,833	27,569
Total Real Estate		43,017
TRUSTS & FUNDS 0.7%
Trusts & Mutual Funds 0.7%
Sprott Physical Gold Trust (1)(2)	3,478,000	36,345
Total Trusts & Funds		36,345
UTILITIES 2.6%
Electric Utilities 0.7%
NextEra Energy	187,083	36,167
		36,167
Gas Utilities 0.6%
Atmos Energy	295,260	30,391
		30,391
Multi-Utilities 1.3%
Sempra Energy	515,806	64,919
		64,919
Total Utilities		131,477
Total Common Stocks (Cost $3,287,632)		4,788,979

CONVERTIBLE PREFERRED STOCKS 0.1%
UTILITIES 0.1%
Multi-Utilities 0.1%
Sempra Energy, Series B, 6.75%, 7/15/21	67,562	7,182
Total Utilities		7,182
Total Convertible Preferred Stocks (Cost $6,756)		7,182

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Fund, 2.49% (3)(4)	212,893,735	212,894
Total Short-Term Investments (Cost $212,894)		212,894

Total Investments in Securities 100.0%
(Cost $3,507,282)		$5,009,055
Other Assets Less Liabilities 0.0%		(2,095)
Net Assets 100.0%		$5,006,960

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
CNH Offshore China Renminbi
HKD Hong Kong Dollar
SEK Swedish Krona

T. ROWE PRICE NEW AMERICA GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$925	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$100,160	¤	¤$	212,894	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $925 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $212,894.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter
(OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE NEW AMERICA GROWTH FUND

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from

T. ROWE PRICE NEW AMERICA GROWTH FUND

those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,721,756$	67,223$	— $	4,788,979
Convertible Preferred Stocks	—	7,182	—	7,182
Short-Term Investments	212,894	—	—	212,894
Total	$4,934,650$	74,405$	— $	5,009,055